CASH AND BANK BALANCES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
CASH AND BANK BALANCES

4 CASH AND BANK BALANCES

For the purpose of the consolidated statements of cash flows, cash and cash equivalents comprise the following:

	2023	2024
	S$	S$

Cash at banks	1,971,872	514,490
Cash on hand	601	398
Short-term fixed deposits	7,022,594	4,455,479
	8,995,067	4,970,367
Less: Fixed deposits with maturities over 3 months	(2,770,880)	(273,320)
Cash and cash equivalents on consolidated statements of cash flows	6,224,187	4,697,047

Fixed deposits are placed for a period ranging between 1 month and 12 months (2023: 1 month and 12 months) with the effective interest rates on the fixed deposits range from between 2.73% to 5.32% (2023: 2.20% to 5.55%) per annum.